FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table summarizes the fair value of financial instruments at December 31, 2020 and December 31, 2019:

Fair Value of Financial Instruments	December 31, 2020				December 31, 2019
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents [1]	$1,105	$—	$—	$1,105	$417	$—	$—	$417
Restricted cash equivalents [2]	$6,223	$—	$—	$6,223	$29	$—	$—	$29
Total cash and restricted cash equivalents	$7,328	$—	$—	$7,328	$446	$—	$—	$446
Long-term debt including debt due within one year	$(15,612)	$—	$(2,725)	$(18,337)	$(15,608)	$—	$(1,633)	$(17,241)
Derivatives relating to:
Foreign currency [3]	—	4	(13)	(9)	—	6	(7)	(1)
Total derivatives	$—	$4	$(13)	$(9)	$—	$6	$(7)	$(1)
1.Represents held-to-maturity securities (primarily time deposits and money market funds) classified as cash equivalents, as these securities had maturities of three months or less at the time of purchase.
2.Includes $17 million of restricted cash classified as "Other current assets" and $6.2 billion classified as "Restricted cash" in the Consolidated Balance Sheets at December 31, 2020. See Note 6 for more information on Restricted Cash.
3. Presented net of cash collateral where master netting arrangements allow.

Derivative Instruments
Objectives and Strategies for Holding Derivative Instruments
In the ordinary course of business, the Company enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency, interest rate and commodity price risks. The Company has established a variety of derivative programs to be utilized for financial risk management. These programs reflect varying levels of exposure coverage and time horizons based on an assessment of risk.

Derivative programs have procedures and controls and are approved by the Corporate Financial Risk Management Committee, consistent with the Company's financial risk management policies and guidelines. Derivative instruments used are forwards, options, futures and swaps. The Company has not designated any derivatives or non-derivatives as hedging instruments.

The Company's financial risk management procedures also address counterparty credit approval, limits and routine exposure monitoring and reporting. The counterparties to these contractual arrangements are major financial institutions and major commodity exchanges. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company utilizes collateral support annex agreements with certain counterparties to limit its exposure to credit losses. The Company anticipates performance by counterparties to these contracts and therefore no material loss is expected. Market and counterparty credit risks associated with these instruments are regularly reported to management.

The notional amounts of the Company's derivative instruments were as follows:

Notional Amounts	December 31, 2020	December 31, 2019
In millions
Derivatives not designated as hedging instruments:
Foreign currency contracts [1]	$(304)	$26
1.Presented net of contracts bought and sold.

Derivatives not Designated in Hedging Relationships
Foreign Currency Contracts
The Company routinely uses forward exchange contracts to reduce its net exposure, by currency, related to foreign currency-denominated monetary assets and liabilities of its operations so that exchange gains and losses resulting from exchange rate changes are minimized. The netting of such exposures precludes the use of hedge accounting; however, the required revaluation of the forward contracts and the associated foreign currency-denominated monetary assets and liabilities intends to achieve a minimal earnings impact, after taxes. The Company also uses foreign currency exchange contracts to offset a portion of the Company's exposure to certain foreign currency-denominated revenues so that gains and losses on the contracts offset changes in the USD value of the related foreign currency-denominated revenues.
Fair Value of Derivative Instruments
Asset and liability derivatives subject to an enforceable master netting arrangement with the same counterparty are presented on a net basis in the Consolidated Balance Sheets. The presentation of the Company's derivative assets and liabilities is as follows:

Fair Value of Derivative Instruments at December 31, 2020
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheet
Asset derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	13	(9)	4
Total asset derivatives		$13	$(9)	$4

Liability derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$22	$(9)	$13
Total liability derivatives		$22	$(9)	$13

Fair Value of Derivative Instruments at December 31, 2019
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheet
Asset derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$16	$(10)	$6
Total asset derivatives		$16	$(10)	$6

Liability derivatives:
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$17	$(10)	$7
Total liability derivatives		$17	$(10)	$7
1.Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.

Effect of Derivative Instruments
Foreign currency derivatives not designated as hedges are used to offset foreign exchange gains or losses resulting from the underlying exposures of foreign currency-denominated assets and liabilities. The amount charged on a pretax basis related to foreign currency derivatives not designated as a hedge, which was included in “Sundry income (expense) - net” in the Consolidated Statements of Operations, was a loss of $1 million for the year ended December 31, 2020 ($62 million loss for the year ended December 31, 2019 and $94 million gain for the year ended December 31, 2018). The income statement effects of other derivatives were immaterial.

Reclassification from AOCL
The Company does not expect to reclassify gains losses related to foreign currency contracts from AOCL to income within the next 12 months and there are currently no such amounts included within AOCL.